NOTES PAYABLE - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2019	Sep. 30, 2019
NOTES PAYABLE
Unamortized debt discount	$ (251,456)		$ (225,649)
Total	2,888,544		2,330,351
Less: Current portion			(2,330,351)
Long-term portion	2,888,544
10% Notes
NOTES PAYABLE
Note of Debt Carrying Amount	$ 2,600,000
Interest rate (as a percent)	10.00%	10.00%
12% Notes 2019 [Member]
NOTES PAYABLE
Note of Debt Carrying Amount			1,506,000
Interest rate (as a percent)				12.00%
SBI Note [Member]
NOTES PAYABLE
Note of Debt Carrying Amount			750,000
15% Notes [Member]
NOTES PAYABLE
Note of Debt Carrying Amount	$ 200,000		$ 200,000
Interest rate (as a percent)	15.00%		15.00%
Related party note payable
NOTES PAYABLE
Note of Debt Carrying Amount	$ 340,000	$ 340,000	$ 100,000